Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 1,470,850,254
Entity Common Stock, Shares Outstanding	77,858,502
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues
Time charter revenues	$ 365,159	$ 486,361	$ 602,980
Bareboat charter revenues	71,370	64,526	57,152
Voyage charter revenues	708,008	565,331	1,425,968
Other income	20,678	17,068	17,918
Total operating revenues	1,165,215	1,133,286	2,104,018
Gain on sale of assets and amortization of deferred gains	30,935	3,061	142,293
Operating expenses
Voyage expenses and commission	282,708	219,375	592,188
Ship operating expenses	195,679	206,381	213,766
Profit share expense	30,566	33,018	110,962
Charterhire expenses	134,551	169,503	220,170
Administrative expenses	31,883	30,647	35,226
Depreciation	212,851	237,313	223,519
Total operating expenses	888,238	896,237	1,395,831
Net operating income	307,912	240,110	850,480
Other income (expenses)
Interest income	13,432	22,969	41,204
Interest expense	(149,918)	(160,988)	(183,925)
Equity losses of unconsolidated subsidiaries and associated companies	(515)	(544)	(901)
Foreign currency exchange gain (loss)	622	(346)	1,565
Mark to market of derivatives	(19)	0	(17,399)
Impairment of securities	(9,425)	0	(25,134)
Loss on sale of securities	0	0	(221)
Dividends received, net	(278)	3,087	1,552
Other non-operating items, net	2,411	1,545	34,043
Net other expenses	(143,690)	(134,277)	(149,216)
Net income before income taxes and noncontrolling interest	164,222	105,833	701,264
Income tax expense	(218)	(361)	(310)
Net income	164,004	105,472	700,954
Net income attributable to noncontrolling interest	(2,597)	(2,771)	(2,184)
Net income attributable to Frontline Ltd.	$ 161,407	$ 102,701	$ 698,770
Earnings per share attributable to Frontline Ltd. stockholders:
Basic earnings per share (in dollars per share)	$ 2.07	$ 1.32	$ 9.15
Diluted earnings per share (in dollars per share)	$ 2.07	$ 1.32	$ 9.14
Weighted average shares outstanding, basic (in shares)	77,859	77,859	76,353
Weighted average shares outstanding, diluted (in shares)	78,034	77,867	76,442
Cash dividends per share declared (in dollars per share)	$ 2	$ 0.9	$ 8.25

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 176,639	$ 82,575
Restricted cash and investments	182,091	429,946
Marketable securities	51,481	62,920
Trade accounts receivable, net	56,316	44,598
Related party receivables	7,225	28,743
Other receivables	17,200	52,135
Inventories	60,115	35,093
Voyages in progress	27,087	32,358
Prepaid expenses and accrued income	8,073	14,675
Investment in finance lease	1,535	0
Other current assets	0	139
Total current assets	587,762	783,182
Long term assets
Restricted cash	62,000	70,075
New buildings	224,319	413,968
Vessels and equipment, net	1,430,124	678,694
Vessels and equipment under capital lease, net	1,427,526	1,740,666
Investment in unconsolidated subsidiaries and associated companies	3,408	3,923
Deferred charges	7,426	4,670
Long term investments	0	20,020
Investment in finance lease	55,355	0
Other long-term assets	0	20
Total assets	3,797,920	3,715,218
Current liabilities
Short-term debt and current portion of long-term debt	173,595	123,884
Current portion of obligations under capital leases	193,379	285,753
Related party payables	33,278	33,803
Trade accounts payable	13,423	36,574
Accrued expenses	72,200	65,579
Deferred charter revenue	6,860	15,442
Other current liabilities	10,842	44,327
Total current liabilities	503,577	605,362
Long-term liabilities
Long-term debt	1,190,763	760,698
Obligations under capital leases	1,336,908	1,579,708
Deferred gains on sales of vessels	6,440	12,649
Other long-term liabilities	1,195	6,053
Total liabilities	3,038,883	2,964,470
Commitments and contingencies
Stockholders' equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	224,245	221,991
Contributed surplus	248,360	248,360
Accumulated other comprehensive loss	(3,836)	(1,686)
Retained earnings	83,718	78,029
Total stockholders' equity	747,133	741,340
Noncontrolling interest	11,904	9,408
Total equity	759,037	750,748
Total liabilities and equity	$ 3,797,920	$ 3,715,218

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Stockholders' equity
Share capital, shares outstanding (in shares)	77,858,502	77,858,502
Share capital, par value (in dollars per share)	$ 2.5	$ 2.5

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Cash Flows
Net income	$ 164,004	$ 105,472	$ 700,954
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	212,851	237,313	223,519
Amortization of deferred charges	1,436	1,282	550
Gain from sale of assets (including securities)	(30,935)	(3,061)	(160,031)
Equity losses of unconsolidated subsidiaries and associated companies	515	544	901
Unrealized foreign exchange (gain) loss	(138)	686	(2,172)
Adjustment of derivatives and securities to market value	9,425	0	41,379
Other, net	(4,846)	(2,612)	2,223
Changes in operating assets and liabilities:
Trade accounts receivable	(7,777)	15,689	(764)
Other receivables	32,690	(33,441)	11,746
Inventories	(25,021)	7,131	13,212
Voyages in progress	5,271	25,673	2,447
Prepaid expenses and accrued income	6,543	(4,516)	(1,683)
Trade accounts payable	(23,149)	9,541	10,990
Accrued expenses	6,786	(6,895)	(12,852)
Deferred charter revenue	(16,929)	(3,382)	3,432
Related party balances	(5,873)	(30,658)	(466)
Other, net	(7,210)	2,754	(6,582)
Net cash provided by operating activities	317,643	321,520	826,803
Investing activities
Change in restricted cash	256,535	75,620	(2,579)
Additions to newbuildings, vessels and equipment	(548,946)	(170,049)	(657,443)
Proceeds from sale of vessels and equipment	11,061	2,390	128,264
Dividends received from associated companies	0	0	265
Receipts from finance leases and loans receivable	1,277	0	0
Purchases of other assets	0	0	(109,360)
Proceeds from sale of other assets	19,839	0	3,286
Proceeds from issuance of shares in subsidiary	0	0	10,941
Proceeds from sale of shares in subsidiary	100	0	0
Net cash used in investing activities	(260,134)	(92,039)	(626,626)
Financing activities
Proceeds from long-term debt	649,729	243,771	520,178
Repayments of long-term debt	(169,953)	(267,336)	(87,370)
Payment of obligations under capital leases	(280,579)	(241,198)	(171,900)
Debt fees paid	(4,192)	(2,888)	(4,928)
Fees paid on early redemption of debt	(2,732)	0	0
Net proceeds from share issuances	0	0	208,123
Cash dividends paid (including payments to noncontrolling interest)	(155,718)	(70,074)	(641,893)
Net cash provided by (used in) financing activities	36,555	(337,725)	(177,790)
Net increase (decrease) in cash and cash equivalents	94,064	(108,244)	22,387
Cash and cash equivalents at beginning of year	82,575	190,819	168,432
Cash and cash equivalents at end of year	176,639	82,575	190,819
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	165,951	186,873	202,840
Income taxes paid	$ 563	$ 383	$ 372

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2007	$ 187,063	$ 14,242	$ 248,360	$ (3,696)	$ 0	$ 445,969	$ 0	$ 445,969
Balance (in shares) at Dec. 31, 2007	74,825,169
Net income					698,770		2,184	700,954
Other comprehensive (loss) income				(1,531)				(1,531)
Cash dividends					(641,893)
Stock dividends					(11,475)
Stock option expense		4,255
Partial spin-off of ITCL							4,453
Shares issued	7,583	200,539
Shares issued (in shares)	3,033,333
Balance at Dec. 31, 2008	194,646	219,036	248,360	(5,227)	45,402	702,217	6,637	708,854
Balance (in shares) at Dec. 31, 2008	77,858,502
Net income					102,701		2,771	105,472
Other comprehensive (loss) income				3,541				3,541
Cash dividends					(70,074)
Stock option expense		2,955
Balance at Dec. 31, 2009	194,646	221,991	248,360	(1,686)	78,029	741,340	9,408	750,748
Balance (in shares) at Dec. 31, 2009	77,858,502							77,858,502
Net income					161,407		2,597	164,004
Other comprehensive (loss) income				(2,150)				(2,150)
Cash dividends					(155,718)
Stock option expense		2,053
Net liabilities assumed on purchase of noncontrolling interest							(101)
Gain on sale of shares in subsidiary		201
Balance at Dec. 31, 2010	$ 194,646	$ 224,245	$ 248,360	$ (3,836)	$ 83,718	$ 747,133	$ 11,904	$ 759,037
Balance (in shares) at Dec. 31, 2010	77,858,502							77,858,502

Consolidated Statements of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
COMPREHENSIVE INCOME, NET OF TAX
Net income	$ 164,004	$ 105,472	$ 700,954
Unrealised (losses) gains from marketable securities	(2,013)	2,782	(219)
Foreign currency translation	(137)	759	(1,312)
Other comprehensive (loss) income, net of tax	(2,150)	3,541	(1,531)
Comprehensive Income	161,854	109,013	699,423
Comprehensive income attributable to stockholders of Frontline Ltd.	159,257	106,242	697,239
Comprehensive income attributable to noncontrolling interest	2,597	2,771	2,184
Comprehensive Income	$ 161,854	$ 109,013	$ 699,423

GENERAL	12 Months Ended
Dec. 31, 2010
GENERAL [Abstract]
GENERAL [Text Block]
1.	GENERAL

Frontline Ltd. (the "Company" or "Frontline") is a Bermuda-based shipping company incorporated in Bermuda as a Bermuda exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. The Company is engaged primarily in the ownership and operation of oil tankers and oil/bulk/ore, or OBO, carriers, which are currently configured to carry dry cargo. The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmaxes, which are vessels between 120,000 and 170,000 dwt. The Company operates through subsidiaries and partnerships located in the Bahamas, Bermuda, the Cayman Islands, the Isle of Man, Liberia, Norway, the United Kingdom and Singapore. The Company is also involved in the charter, purchase and sale of vessels.

The Company's ordinary shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange.

In October 2003, the Company established Ship Finance International Limited ("Ship Finance") in Bermuda.  Through transactions executed in January 2004, the Company transferred to Ship Finance ownership of 46 vessel-owning entities each owning one vessel and its corresponding financing, and one entity owning an option to acquire a VLCC. The Company then leased these vessels back on long-term charters. Between May 2004 and March 2007, the Company distributed all of its shareholding in Ship Finance to its shareholders except for 73,383 shares, which represents 0.01% of Ship Finance's total shares.

In January 2007, the Company's wholly owned subsidiary Sealift Ltd ("Sealift") completed a private placement raising  $180.0 million in equity. The Company participated by investing  $60.0 million and as a result of the private placement, its shareholding was reduced to 33.3%. The Company consequently began accounting for its investment under the equity method. Sealift used the proceeds from the private placement along with the proceeds from a  $110.0 million bond facility,  $120.0 million of a  $240.0 million term loan facility and short-term sellers credit of  $80 million from the Company, to acquire from the Company four single hull vessels to be converted to heavy lift vessels and two Suezmax vessels. The private placement discussed above was conditional on the acquisition of the assets described above being effective and the sellers credit was payable to the Company upon the completion and delivery of each of the last two converted vessels with  $40 million allocated to each vessel. In May 2007, Sealift acquired Dockwise Ltd ("Dockwise") and immediately completed another private placement for 39.8 million shares, of which the Company subscribed for five million shares. The Company's investment was reduced to 17.1% as a result of these transactions. In July 2007, Sealift changed its name to Dockwise. In October 2007, the Company sold its entire shareholding in Dockwise.

In February 2008, the Company spun off 17.53% of its holding in its subsidiary Independent Tankers Corporation Limited ("ITCL") to Frontline shareholders in conjunction with the listing of ITCL on the Norwegian over-the-counter ("OTC") market. Frontline recorded a gain of  $18.0 million in the first quarter of 2008 as a result of this spin off. This was reported in other non-operating items.

In August 2010, the Company sold 25% of SeaTeam Singapore Pte Limited to Golden Ocean Group Limited for  $0.1 million and recognized a gain on sale of  $0.2 million in the statement of equity.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES [Text Block]
2.	ACCOUNTING POLICIES

Basis of accounting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

The Company accounts for all business combinations by the purchase method in accordance with Financial Accounting Standard No. 141(R), Business Combinations (codified in ASC 805). The Company assesses whether it has purchased a business or a group of assets, in accordance with Emerging Issues Task Force ("EITF") 98-3: Determining Whether a Transaction Is an Exchange of Similar Productive Assets or a Business Combination. The Company ascertains the cost of the asset (or net asset) group and allocates that cost to the individual assets (or individual assets and liabilities) that make up the group in accordance with this guidance.  A portion of the cost of the group of assets is then assigned to each individual asset (or assets) acquired on the basis of its fair value.

Investments in companies over which the Company exercises significant influence but does not control are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in unconsolidated subsidiaries and associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of unconsolidated subsidiaries and associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in unconsolidated subsidiaries and associated companies".

Investments in which the Company has a majority shareholding but which it does not control, due to the participating rights of minority shareholders, are accounted for using the equity method.

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents
For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash and investments
Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees which must be maintained in accordance with contractual arrangements.

Restricted investments consists of deposits in guaranteed investment contracts, which must be maintained in accordance with contractual arrangements and may only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contracts are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment is added to the value of the investment at the termination date.

Restricted cash is classified as long-term when it is intended for the liquidation of long-term obligations.

Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Long-term investments
Long-term investments consist of unlisted securities for which fair values are not readily determinable and for which the investments are not equity method investees. Long-term investments are recorded at cost less impairment.

Inventories
Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's double hull vessels is 25 years and for single hull vessels is either 25 years or the vessel's anniversary date in 2015, whichever comes first. Other equipment is depreciated over its estimated remaining useful life, which approximates five years.

Vessels and equipment under capital lease
The Company charters in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments.

Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the income statement over the lease period.

Depreciation of vessels and equipment under capital lease is included within "depreciation and amortization expense" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Vessel residual values – owned vessels and vessels under capital leases
On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for all of its owned vessels and for leased vessels where the Company has an interest in the residual value. The scrap rate was amended from an average of  $222 per lightweight ton to  $281 per lightweight ton for VLCC's and from an average of  $378 per lightweight ton to  $281 per lightweight ton for Suezmaxes. The resulting change in salvage values has been applied prospectively and reduced depreciation by approximately  $0.1 million for the six months ended December 31, 2009. This change also resulted in an increase in net income of approximately  $0.1 million with no impact in earnings per share for the year ended December 31, 2009.

Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels constructed for the Company's own use.

Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable or payable arising from profit sharing arrangements are accrued based on amounts earned as of the reporting date. Profit share income represents vessel earnings earned by the Company's customers in excess of market rates. Profit share expense represents amounts due to Ship Finance based on 20% of the excess of vessel revenues earned by the Company over the base hire paid to Ship Finance for chartering in the vessels.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula.  Formulae used to allocate net pool revenues vary among different pools but generally allocate revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues. Certain pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Certain pools require the participants to pay and account for voyage expenses, and distribute gross pool revenues to the participants such that the participants' resulting net pool revenues are equal to net pool revenues calculated according to the agreed formula.  Revenues allocated by these pools are included in voyage charter revenues in the consolidated statements of operations.

Gain on sale of assets and amortization of deferred gains
Gain on sale of assets and amortization of deferred gains includes gains from the sale of vessels, gains from the termination of leases, gains from the sale of heavy lift conversions and the amortization of deferred gains. Gains from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains from the termination of leases are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner. Gains from the sale of heavy lift conversions are recognized as each converted vessel is delivered. The amount recognized is the gain allocated to each vessel that is not contingent upon future events. Deferred gains are recorded as Current or Long-term Liabilities as applicable.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Derivatives
The fair values of the forward freight contracts, which are entered into for speculative purposes are recognized as assets or liabilities with changes in fair values recognized in "mark to market of derivatives" in the consolidated statements of operations.

Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Foreign currencies
The functional currency of the Company and the majority of its subsidiaries is the U.S. dollar as the majority of revenues and expenditures are denominated in U.S. dollars. The Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses are recorded as a separate component of other comprehensive income in equity.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Share-based payments
The Company accounts for share based payments in accordance with SFAS 123(R) Share-Based Payments ("FAS 123(R)") (codified in ASC 718). Accordingly, the Company expenses the fair value of stock options issued to employees over the period in which the options vest.

Earnings per share
Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Issuance of shares by a subsidiary/ associate
The Company recognizes a profit when its subsidiary or associate issues stock to third parties at a price per share in excess of its carrying amount if such profit is realizable.  If such profit is not realizable, it is recorded as an increase to contributed surplus.  Following the issuance of FAS 141(R), (codified in ASC 805), applied prospectively from January 1, 2009, the effect of changes in ownership interest arising on consolidated subsidiaries are treated as equity transactions. Only gains or losses arising on deconsolidation will be recognized in the consolidated statements of operations.

Investment in Capital Leases
For capital leases that are sales-type leases, the difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. The unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Convertible debt
Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative.

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2010
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS [Text Block]
3.	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued authoritative guidance that changes the disclosure requirements for fair value measurements. Specifically, the changes require a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The changes also clarify existing disclosure requirements related to how assets and liabilities should be grouped by class and valuation techniques used for recurring and nonrecurring fair value measurements. We adopted the guidance in the first quarter 2010, which did not have an impact on our consolidated financial statements.

In January 2010 the FASB issued authoritative guidance in order to eliminate diversity in the way different companies reflect new shares issued as part of a distribution in their calculation of earnings per share. The provisions of this new guidance are effective on a retrospective basis and their adoption had no impact on the Company's reported earnings per share.

In January 2010, the FASB issued authoritative guidance to amend the accounting and reporting requirements for decreases in ownership of a subsidiary. This guidance requires that a decrease in the ownership interest of a subsidiary that does not result in a change of control be treated as an equity transaction. The guidance also expands the disclosure requirements about the deconsolidation of a subsidiary. The Company adopted this guidance in the first quarter of 2010 and it did not have a material impact on its consolidated financial statements.

In February 2010, the FASB amended guidance on subsequent events to alleviate potential conflicts between FASB guidance and SEC requirements. Under this amended guidance, SEC filers are no longer required to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. This guidance was effective immediately and we adopted these new requirements in the first quarter 2010. The adoption of this guidance did not have an impact on our financial statements.

In July 2010, the FASB issued authoritative guidance which requires expanded disclosures about the credit quality of an entity's financing receivables and its allowance for credit losses on a disaggregated basis. The adoption of this guidance by the Company with effect from 1 January 2010 did not have any effect on its consolidated financial statements.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION [Text Block]
4.	SEGMENT INFORMATION

The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: tankers. The tankers segment includes crude oil tanker vessels and OBO or oil/bulk/ore vessels. Both types of vessel are managed as part of this one segment.

The Company's management does not evaluate performance by geographical region as this information is not meaningful.

The Company operates in two markets. We operate in the tanker and drybulk carrier markets as an international provider of seaborne transportation of crude oil and drybulk cargoes. An analysis of revenues from these services is as follows:

(in thousands of $)	2010	2009	2008
Total operating revenues – tanker market	1,023,733	989,773	1,955,427
Total operating revenues – drybulk carrier market	136,912	124,983	130,228

During the year ended December 31, 2010, the Company reported total revenue from one customer of  $244.4 million, which represented approximately 21% of consolidated operating revenues (2009: one customer, which represented approximately 22% and 2008: one customer, which represented approximately 20%). This was the same customer in each year. No other customers represent more than 10% of consolidated operating revenues for the periods presented.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
INCOME TAXES [Text Block]
5.	INCOME TAXES

Bermuda
Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until the year 2016.

United States
The Company does not accrue U.S. income taxes as the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying the U.S. Federal statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Other Jurisdictions
Certain of the Company's subsidiaries in Singapore, Norway, India and the United Kingdom are subject to income tax in their respective jurisdictions. The tax paid by subsidiaries of the Company that are subject to income tax is not material.

The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE [Text Block]
6.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and net income attributable to Frontline Ltd. The computation of diluted EPS assumes the exercise of stock options using the treasury stock method. The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2010	2009	2008
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	76,353
Stock options	175	8	89
Weighted average number of ordinary shares outstanding – diluted	78,034	77,867	76,442

The convertible bonds were anti-dilutive at the year end as the conversion price is higher than the share price.

LEASES	12 Months Ended
Dec. 31, 2010
LEASES [Abstract]
LEASES [Text Block]
7.	LEASES

As of December 31, 2010, the Company leased in 41 vessels on long-term time charters and bareboat charters from third parties and related parties.  Four of these long-term time charters and bareboat charters are classified as operating and 37 as capital leases. In addition, a further eight vessels are leased on short-term fixed rate charters, which are classified as operating leases. With the exception of the Company's long-term leases with Ship Finance, the Company's long-term leases of vessels generally contain optional renewal periods and purchase and put options.

Rental expense
Charter hire payments to third parties for certain contracted-in vessels are accounted for as operating leases. The Company is also committed to make rental payments under operating leases for office premises. The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2011	69,301
2012	19,593
2013	1,807
2014	1,601
2015	1,428
Thereafter	-
Total minimum lease payments	93,730

Total rental expense for operating leases was  $136.8 million,  $171.5 million and  $222.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The following table discloses information about the terms of the Company's long-term leases for vessels contracted in which are accounted for as operating leases at December 31, 2010:

Vessel Type	Expiry of Mandatory Lease Period	Extended Lease Periods at Lessor's Option	Extended Lease Periods at Company's Option	Company's Purchase Option Periods	Lessor's Put Option Exercise Date
Front Warrior (Suezmax)	2007	2008-2011	2010-2011	2007-2011	2011
Hampstead (VLCC)	2012	none	none	none	none
Kensington (VLCC)	2011	none	none	none	none
Desh Ujaala (VLCC)	2011	none	2012	none	none

The lease for Front Warrior was extended for an additional two years at the lessor's option on January 1, 2008. The lease for Front Warrior was extended for a further two year period (2010-11) at the Company's option on December 31, 2008. The minimum lease payments for this optional period have been included in the analysis above. On January 18, 2011 the lease for the Desh Ujaala terminated and the vessel was redelivered and the Company's option to extend the lease to 2012 was not exercised.

A liability for put options on vessels leased on operating leases is recorded at such time that market conditions make it likely that a put option will be exercised on the exercise date.  A liability is recognized based on the amount, if any, by which the put option price exceeds the fair market value of the related vessel. As of December 31, 2010, no such liability had arisen.

Nine of the vessels leased by the Company are leased from special purpose lessor entities which were established and are owned by independent third parties who provide financing through debt and equity participation. Each entity owns one vessel, which is leased to the Company, and has no other activities.  Prior to the adoption of FIN 46(R) (codified in ASC 810), these special purpose entities were not consolidated by the Company. Four of these leases are accounted for as operating leases and five of these leases are accounted for as capital leases.  The Company has determined that due to the existence of certain put and call options over the leased vessels, these entities are variable interest entities.  The determination of the primary beneficiary of a variable interest entity requires knowledge of the participations in the equity of that entity by individual and related equity holders.  Our lease agreements with the leasing entities do not give us any right to obtain this information and the Company has been unable to obtain this information by other means.  Accordingly the Company is unable to determine the primary beneficiary of these leasing entities. As of December 31, 2010, the original cost to the lessor of the assets under such arrangements was  $383.0 million (2009:  $383.0 million). As of December 31, 2010 and 2009, the Company's residual value guarantees associated with these leases, which represent the maximum exposure to loss, are  $55.0 million.

The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2010:

(in thousands of $)	2010	2009	2008
Repayments of principal obligations under capital leases	20,579	35,215	32,599
Interest expense for capital leases	14,862	27,202	29,807
Charterhire expense for operating leases	37,471	5,963	6,064

Rental income
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2010 are as follows:

(in thousands of $)
2011	254,057
2012	148,338
2013	73,725
2014	18,881
2015	11,487
Thereafter	-
Total minimum lease revenues	506,488

The cost and accumulated depreciation of the vessels leased to third parties as of December 31, 2010 were approximately  $1,814.3 million and  $526.9 million, respectively, and as of December 31, 2009 were approximately  $2,066.1 million and  $704.3 million, respectively. None of the vessels currently leased to third parties are leased in on operating leases by the Company.

As of December 31, 2010, the Company leased out 34 of its vessels to third parties on time and bareboat charters with initial periods ranging between four months and eleven years. 33 of those leases are classified as operating leases and one is classified as an investment in finance lease.

Investment in sales type lease
As of December 31, 2010, one of the Company's vessels was accounted for as a sales-type lease (2009: nil). The following lists the components of the investments in sales-type lease as at December 31, 2010.

(in thousands of $)	2010	2009
Net minimum lease payments receivable	112,404	-
Estimated residual values of leased property (unguaranteed)	20,320	-
Less: unearned income	(75,834)	-
Total investment in sales-type lease	56,890	-

Current portion	1,535	-
Long-term portion	55,355	-
	56,890	-

The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2010 are as follows:

(in thousands of $)
2011	11,307
2012	11,338
2013	11,307
2014	11,307
2015	11,307
Thereafter	55,838
Total minimum lease revenues	112,404

The counterparty to the lease is a state-owned oil company which the Company has deemed to have a low credit risk.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2010
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES [Text Block]
8.	MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

(in thousands of $)	2010	2009
Cost	85,815	85,815
Accumulated other-than-temporary impairment	(34,560)	(25,134)
Accumulated net unrealized gain	226	2,239
Fair value	51,481	62,920

An other-than-temporary impairment was recorded against securities held in Overseas Shipholding Group Inc. ("OSG") and the shares were written down to fair value of  $49.9 million as of December 31, 2010 resulting in an impairment loss of  $9.4 million. This other-than-temporary impairment was recorded in "Impairment of securities". Losses of  $2.6 million have been reclassified out of accumulated other comprehensive income into earnings in the period in relation to these securities. Net unrealized gain on marketable securities included in comprehensive income is  $0.2 million (2009:  $2.2 million).

(in thousands of $)	2010	2009	2008
Proceeds from sale of available-for-sale securities	-	-	3,286
Realized loss	-	-	(221)

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis. Realized gains and losses are recorded as gain on sale of securities in the consolidated statement of operations.

TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2010
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET [Text Block]
9.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to  $1.1 million and  $2.1 million as of December 31, 2010 and 2009, respectively.

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2010
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES [Text Block]
10.	OTHER RECEIVABLES

(in thousands of $)	2010	2009
Agent receivables	1,585	3,074
Claims receivables	6,248	6,740
Deposit for newbuilding installment	-	27,986
Other receivables	9,367	14,335
	17,200	52,135

Other receivables are presented net of allowances for doubtful accounts amounting to  $nil and  $nil as of December 31, 2010 and 2009 respectively.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2010
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS [Text Block]
11.	LONG-TERM INVESTMENTS

Long term investments at December 31, 2009, comprised preference and ordinary shares in Navig8 Limited ("Navig8") at cost. The Company disposed of this investment, which represented 15.8% voting interest in Navig8, during 2010. The Company recognized a loss on disposal of  $0.18 million in 'Other operating items, net' in the statement of operations.

NEWBUILDINGS	12 Months Ended
Dec. 31, 2010
NEWBUILDINGS [Abstract]
NEWBUILDINGS [Text Block]
12.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest.  Interest capitalized in the cost of newbuildings amounted to  $14.7 million in 2010 (2009:  $22.7 million, 2008:  $18.0 million).

As of December 31, 2010, there were seven newbuilding contracts representing costs of  $224.3 million. During 2010 six contracts were completed. Four Suezmax vessels were delivered during 2010 – the Northia on January 5 at a cost of  $67.8 million,  the Naticina on March 9 at a  cost of  $67.3 million, the Front Odin on May 5 at a cost of  $68.0 million and the Front Njord on August 12 at a cost of  $67.3 million. Two VLCCs were delivered during 2010 - the Front Cecilie on June 10 at a cost of  $114.2 million and the Front Signe on August 9 at a cost of  $114.6 million. As of December 31, 2009 there were ten newbuilding contracts representing costs of  $414.0 million.

VESSELS AND EQUIPMENT. NET	12 Months Ended
Dec. 31, 2010
VESSELS AND EQUIPMENT. NET [Abstract]
VESSELS AND EQUIPMENT. NET [Text Block]
13.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	2010	2009
Cost	1,608,840	799,023
Accumulated depreciation	(178,716)	(120,329)
Net book value at end of year	1,430,124	678,694

Included in the above amounts as of December 31, 2010 and 2009 is equipment with a net book value of  $2.2 million and  $2.4 million, respectively.

During 2010, the Company took delivery of two VLCC double hull and four Suezmax double hull newbuildings at a cost of  $228.8 million and  $270.4 million, respectively, and purchased two secondhand VLCC double hull vessels at a cost of  $207.3 million. A further two VLCC double hull vessels were purchased, which were previously accounted for as vessels under capital lease.

During 2009, the Company took delivery of two VLCC double hull newbuildings at a cost of  $220.6 million and purchased a secondhand VLCC double hull vessel, which was previously accounted for as a vessel under capital lease.

Depreciation expense for vessels and equipment was  $60.1 million,  $38.8 million and  $17.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

VESSELS UNDER CAPITAL LEASE, NET	12 Months Ended
Dec. 31, 2010
VESSELS UNDER CAPITAL LEASE, NET [Abstract]
VESSELS UNDER CAPITAL LEASE, NET [Text Block]
14.	VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)	2010	2009
Cost	2,314,915	2,763,382
Accumulated depreciation	(887,389)	(1,022,716)
Net book value at end of year	1,427,526	1,740,666

Depreciation expense for vessels under capital lease was  $152.8 million,  $198.5 million and  $206.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2011	291,292
2012	210,794
2013	208,062
2014	206,105
2015	237,049
Thereafter	947,994
Minimum lease payments	2,101,296
Less: imputed interest	(571,009)
Present value of obligations under capital leases	1,530,287

As of December 31, 2010, the Company held 37 vessels under capital leases (2009 – 46 vessels), of which 31 (2009: 38 vessels) are leased from Ship Finance. These leases are for initial terms that range from 8 to 22 years. The remaining periods on these leases at December 31, 2010 range from 0.5 to 16 years.

The Company has purchase options over five of these vessels at certain specified dates and the lessor has options to put these vessels to the Company at the end of the lease term. Gains arising from the sale and leaseback transactions have been deferred and are being amortized over the lease terms.

On January 15, 2010, the lease agreement between Caernarfon Shipping Plc, a subsidiary of ITCL, and Dresdner Kleinwort Leasing was terminated and the outstanding lease obligation of  $71.6 million was settled in full using restricted cash. The vessel was sold to another subsidiary of ITCL and was, therefore, transferred from leased to owned vessels at net book value.

On July 15, 2010, the lease agreement between Sandringham Shipping Plc, a subsidiary of ITCL, and Dresdner Kleinwort Leasing was terminated and the outstanding lease obligation of  $67.0 million was settled in full using restricted cash. The vessel was sold to another subsidiary of ITCL and was, therefore, transferred from leased to owned vessels at net book value.

The following table discloses information about the terms of the Company's capital leases for vessels as of December 31, 2010 excluding those leased from Ship Finance:

Vessel Type	Expiry of Mandatory Lease Period	Extended Lease Periods at Lessor's Option	Company's Purchase Option Periods	Lessor's Put Option Exercise Date
Front Eagle (VLCC)	2013	2014-2015	2010 to 2015	2015
Front Melody (Suezmax)	2013	2014-2015	2011 to 2015	2015
Front Symphony (Suezmax)	2013	2014-2015	2011 to 2015	2015
Front Tina (VLCC)	2013	2014-2015	2011 to 2015	2015
Front Commodore (VLCC)	2013	2014-2015	2011 to 2015	2015
British Pride (VLCC)	2011	none	note (1)(2)	none

Put options on vessels leased under leases classified as capital leases are recorded as part of the lease's minimum lease payments.  Lease liabilities are amortized so that the remaining balance at the date the put option becomes exercisable is equal to the put option amount.  An additional liability is recognized based on the amount, if any, by which the put option price exceeds the fair market value of the related vessel. As of December 31, 2010 no such additional liability had arisen.

(1)	The Company does not have an option to purchase the vessel but it has first refusal if the vessel's owner offers the vessel for sale.

(2)	The lessor has the right to terminate the lease for the British Pride at the end of the fixed period being July 30, 2011.

The Company's capital leases for vessels leased from Ship Finance are long-term, fixed rate leases, which extend for various periods depending on the age of the vessels. The following table discloses information about the terms of these leases:

Vessel Type	Expiry of Mandatory Lease Period	Company's Optional Termination Date	Company's Purchase Option Periods	Lessor's Put Option Exercise Date
OBO (8 vessels)	2015	none	none	none
Double hull Suezmax (6 vessels)	2017-2021	none	none	none
Double hull VLCC (17 vessels)	2021-2027	none	none	none

In conjunction to the leases with Ship Finance, the Company has also entered into charter ancillary agreements whereby the Company agrees to pay Ship Finance a profit sharing payment equal to 20% of the charter revenues earned by the Company in excess of the daily base charterhire paid to Ship Finance. Subsequent to 2010, non-double hull vessels will be excluded from this profit sharing calculation. In the year ended December 31, 2010, total profit share due to Ship Finance was  $30.6 million (2009:  $33.0 million). In March 2010, the Company made certain amendments to the charter agreements with Ship Finance relating to 31 double hull crude oil tankers and OBOs, which resulted in our restricted cash deposits being reduced in exchange for a guarantee from us for the payment of charterhire. Withdrawals from these restricted cash deposits will be prohibited. As of December 31, 2010, the total charter service reserve is  $62.0 million (2009:  $184.3 million) and the balance is recorded as long term restricted cash in the Company's consolidated balance sheet.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2010
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS [Text Block]
15.	EQUITY METHOD INVESTMENTS

As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2010	2009
Front Tobago Shipping Corporation	40%	40%
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%

Summarized balance sheet information of investees which the Company accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2010	2009
Current assets	17,792	18,137
Non current assets	34,975	44,904
Current liabilities	10,611	10,843
Non current liabilities	38,103	47,629

Summarized statement of operations information of investees which the Company accounts for under the equity method for the three years ended December 31, is as follows:

(in thousands of $)	2010	2009	2008
Net operating revenues	4,115	5,047	5,836
Net operating income	3,811	4,694	5,493
Net loss	(515)	(544)	(483)

Dividends totaling  $nil were received from equity method investees in the year ended December 31, 2010 (2009:  $nil).

The Company has determined that under FIN 46(R) (codified in ASC 810), it is not the primary beneficiary of the VIEs CalPetro Tankers (Bahamas I) Limited ("CalPetro BI"), CalPetro Tankers (Bahamas II) Limited ("CalPetro BII") and CalPetro Tankers (IOM) Limited ("CalPetro IOM") and as such, these entities are being accounted for under the equity method. These companies were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and concurrently charter these vessels back to Chevron on long-term charter agreements. The companies were acquired by Independent Tankers Corporation ("ITC"), a wholly owned subsidiary of ITCL, which in turn is a 82.47% owned subsidiary of the Company. In April 2006, Chevron cancelled its bareboat contract with CalPetro Tankers (Bahamas III) Limited ("CalPetro BIII"). Under FIN 46(R) (codified in ASC 810) this was considered to be a reconsideration event and the Company began consolidating the VIE into its accounts from that date. Prior to this date, CalPetro BIII, was also equity accounted. The Company does not guarantee the debt of these entities and the net assets of the three entities that are not consolidated total  $2.8 million (2009:  $3.3 million). The Company's exposure is limited to its share of the net assets of these three entities while the Chevron charters are still in place.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2010
DEFERRED CHARGES [Abstract]
DEFERRED CHARGES [Text Block]
16.	DEFERRED CHARGES
(in thousands of $)	2010	2009
Debt arrangement fees	10,560	6,837
Accumulated amortization	(3,134)	(2,167)
	7,426	4,670

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2010
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES [Text Block]
17.      ACCRUED EXPENSES

(in thousands of $)	2010	2009
Voyage expenses	33,569	14,392
Ship operating expenses	11,423	20,966
Administrative expenses	4,799	4,068
Interest expense	18,554	22,456
Taxes	81	376
Other	3,774	3,321
	72,200	65,579

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES [Text Block]
18.  OTHER CURRENT LIABILITIES

(in thousands of $)	2010	2009
Accrued charterhire	51	724
Deferred gain on termination of finance leases	-	24,917
Newbuilding installment payable	-	10,460
Other	10,791	8,226
	10,842	44,327

The Company terminated three capital leases in December 2009, entering into new operating leases in the same month for the same vessels. The gain on the termination of the capital leases was deferred at December 31, 2009 and was recognized over the new minimum lease period which ended on December 1, 2010.

DEBT	12 Months Ended
Dec. 31, 2010
DEBT [Abstract]
DEBT [Text Block]
19.  DEBT

(in thousands of $)	2010	2009
US Dollar denominated floating rate debt due through 2020	834,659	558,121
US Dollar denominated fixed rate debt:
6.68% First Preferred Mortgage Serial Notes due 2010	-	1,200
4.25% Convertible bond due 2015	225,000	-
8.52% First Preferred Mortgage Term Notes due 2015	-	10,884
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	303,289	313,711
Total US Dollar floating rate and fixed rate debt	1,362,948	883,916
Credit facilities	1,410	666
Total debt	1,364,358	884,582
Less current portion of long-term debt	(173,595)	(123,884)
	1,190,763	760,698

The outstanding debt as of December 31, 2010 is repayable as follows:

(in thousands of $)
Year ending December 31,
2011	173,595
2012	82,497
2013	122,737
2014	65,612
2015	385,587
Thereafter	534,330
1,364,358

The weighted average interest rate for floating rate debt denominated in U.S. dollars was 3.20% as of December 31, 2010 (2009: 2.67%).

In July and August 2008, ITCL purchased three tranches of the Windsor Petroleum Transport Corporation 7.84% term notes on the open market. The bonds that were repurchased have not been cancelled. The term notes above have been presented net of the bonds owned by ITCL.

U.S. DOLLAR DENOMINATED FLOATING RATE DEBT

 $65.0 million term loan facility
In June 2006, the Company entered into a  $80.0 million secured term loan facility. The facility bore interest at LIBOR plus a margin. The facility was partially refinanced for  $65.0 million in June 2009 and matures in June 2013. This facility was repaid in June 2010.

 $129.6 million term loan facility
In June 2008, the Company entered into a  $129.6 million pre-delivery secured term loan facility. This loan was refinanced in June 2009 and was repaid in June 2010. The loan bore interest at LIBOR plus a margin.

 $420.0 million term loan facility
In June 2008, the Company entered into a  $420.0 million pre- and post-delivery secured term loan facility falling due in 2017. At December 31, 2010 the balance outstanding on the loan was  $363.0 million. This facility bears interest at LIBOR plus a margin.

 $180.0 million term loan facility
In September 2008, the Company entered into a  $180.0 million secured term loan facility falling due in September 2013. At December 31, 2010 the balance outstanding on the loan was  $99.0 million. The loan bears interest at LIBOR plus a margin.

 $146.4 million term loan facility
In May 2009, the Company entered into a  $146.4 million pre- and post-delivery secured term loan facility falling due in 2020. At December 31, 2010 the balance outstanding on the loan was  $142.8 million. This facility bears interest at LIBOR plus a margin.

 $33.0 million loan facility
In June 2009, ITCL entered into a  $33.0 million secured loan facility with the full amount drawn down at the year end. The loan was extended for one year in June 2010 and bears interest at LIBOR plus a margin and falls due in June 2011. The facility has been guaranteed by the Company and the Company has pledged its shares in ITCL as security for the guarantee.

 $200.0 million term loan facility
In June 2010, the Company entered into a  $200.0 million secured term loan facility falling due in 2015. At December 31, 2010, the balance outstanding on the loan was  $196.9 million. This facility bears interest at LIBOR plus a margin.

 $20.0 million term loan facility
In December 2010, the Company entered into a  $20.0 million secured term loan facility falling due in 2013. At December 31, 2010, no drawdown had taken place.  This facility bears interest at LIBOR plus a margin.

 $147.0 million term loan facility
In December 2010, the Company entered into a  $147.0 million pre- and post-delivery secured term loan facility falling due in 2017. At December 31, 2010 no drawdown had taken place on this facility. This facility bears interest at LIBOR plus a margin.

Certain of the Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements include certain financial covenants. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2010.

U.S. DOLLAR DENOMINATED FIXED RATE DEBT

4.5% Convertible Bonds due 2015
On March 26, 2010, the Company announced the private placement of  $225 million of convertible bonds and the offering of the bonds closed on April 14, 2010. The senior, unsecured convertible bonds have an annual coupon of 4.50%, which is paid quarterly in arrears and had a conversion price of  $39.00. The bonds may be converted to Frontline Ltd. common shares by the holders at anytime up to 10 banking days prior to April 14, 2015. The reference price has been set at  $29.7784 (NOK 180.0045). The applicable USD/NOK exchange rate has been set at 6.0448. The Company declared a dividend of  $0.75 per share on May 21, 2010. The conversion price was adjusted from  $39.00 to  $38.0895 effective June 2, 2010, which was the date the shares traded ex-dividend. The Company declared a dividend of  $0.75 per share on August 27, 2010. The conversion price was adjusted from  $38.0895 to  $37.0483 per share effective September 8, 2010, which was the ex-dividend date. There was no adjustment to the conversion price for the dividend of  $0.25 per share, which was paid on December 21, 2010. On February 22, 2011 the Company announced a dividend of  $0.10 per share. The conversion price was adjusted from  $37.0483 to  $36.5567 per share effective March 7, 2011, which was the ex-dividend date. The bonds will be issued and redeemed at 100% of their principal amount and will, unless previously redeemed, converted or purchased and cancelled, mature on April 14, 2015.

The Company has a right to redeem the bonds at par plus accrued interest at any time during the term of the loan, provided that 90% or more of the bonds issued shall have been redeemed or converted to shares. 6,154,822 new shares would be issued, if the bonds were converted at the current price of  $36.5567.

First Preferred Mortgage Term Notes
ITCL is the holding company for three separate structures involved in financing and leasing transactions. One of these structures has Serial Notes which matured in 2010 and all of these structures have First Preferred Mortgage Term Notes maturing between 2015 and 2021. The Notes are collateralized by first preferred mortgages on the vessels owned by the ITCL subsidiaries. As of December 31, 2010, the effective interest rate for the Term and Serial Notes was 7.91% (2009 - 7.93%).

7.84% and 8.04% First Preferred Mortgage Term Notes
The 7.84% First Preferred Mortgage Term Notes due 2021 and the 8.04% First Preferred Mortgage Term Notes due 2019 are each subject to redemption through the operation of mandatory sinking funds according to the schedule of sinking fund redemption payments set forth below.  The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption.

(in thousands of $)
Year ending December 31,
2011	15,152
2012	19,145
2013	20,700
2014	22,376
2015	24,174
Thereafter	201,742
303,289

The Notes include certain covenants that, among other things, prohibit the separate structures from (i) incurring any indebtedness other than the existing Notes and obligations to the respective charterers, and in the case of one of the structures obligations to the lessor and related support bank, (ii) making any investments (other than the prescribed restricted investments), loans or advances outside the current structure or (iii) creating any liens other than to secure its obligations under the Notes and other relevant documents related to the Notes and leasing transactions.

8.52% First Preferred Mortgage Term Notes
Principal is repayable on the 8.52% First Preferred Mortgage Term Notes due 2015 in accordance with a remaining five year sinking fund schedule. Of the four entities reporting these term loans, only one entity, CalPetro BIII is consolidated as the remaining three entities are accounted for under the equity method under FIN 46(R) (codified in ASC 810). These Term Notes were repaid in full in 2010 following the sale of the Front Voyager at par value plus a make whole premium of  $2.1 million.

Assets pledged

(in thousands of $)	2010	2009
Vessels and newbuildings	1,652,205	1,090,310
Marketable securities	-	61,920
Restricted cash and investments (excluding amounts held in charter service reserve)	182,091	315,721

In addition, the Company has pledged its shares in ITCL and  $37.1 million of repurchased bonds in its ITCL subsidiary against its  $33.0 million loan facility.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2010
SHARE CAPITAL [Abstract]
SHARE CAPITAL [Text Block]
20.      SHARE CAPITAL

Authorized share capital:

(in thousands of $, except share data)	2010	2009
125,000,000 ordinary shares of $2.50 each	312,500	312,500

Issued and fully paid share capital:
(in thousands of $, except per share data)	2010	2009
77,858,502 ordinary shares of $2.50 each (2009: 77,858,502)	194,646	194,646

The Company's ordinary shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange.

In September 2008, the Company's shareholders at the Annual General Meeting approved a stock split which would result in authorized share capital of 625,000,000 ordinary shares of  $0.50 per share. No record date was set for the stock split and the stock split had not taken place at December 31, 2010.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS [Text Block]
21.  ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in Accumulated Other Comprehensive Loss is summarized as follows:

(in thousands of $)	Unrealized investment gains (losses)	Translation adjustments	Total
Balance at December 31, 2007	(324)	(3,372)	(3,696)
Translation adjustment for the year	-	(1,312)	(1,312)
Net unrealized losses for the year	(25,574)	-	(25,574)
Other-than-temporary impairment	25,134	-	25,134
Realized losses reclassified to net income	221	-	221
Balance at December 31, 2008	(543)	(4,684)	(5,227)
Translation adjustment for year	-	759	759
Net unrealized gains for the year	2,782	-	2,782
Balance at December 31, 2009	2,239	(3,925)	(1,686)
Translation adjustment for year	-	(137)	(137)
Net unrealized losses for the year	(11,438)	-	(11,438)
Other-than-temporary impairment	9,425	-	9,425
Balance at December 31, 2010	226	(4,062)	(3,836)

SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2010
SHARE OPTION PLANS [Abstract]
SHARE OPTION PLANS [Text Block]
 22.  SHARE OPTION PLANS

In November 2006, the Company's board of directors approved a share option plan, which was cancelled in 2009 and replaced with the Frontline Ltd. Share Option Scheme (the "Frontline Scheme"). The Frontline Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share.  Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to three years and have a five year term.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

The Company had previously granted 760,000 options of which 142,000 had been forfeited prior to vesting. During 2009, the remaining 618,000 options were cancelled and concurrently replaced with new options. As prescribed by ASC 718, this has been accounted for as a modification of previous award of equity instruments. In addition, a further grant of options for 45,000 shares was awarded in 2009. The fair value of the option modification and the new options granted is estimated on the date of the modification or new grant using a Black-Scholes option valuation model, with the following assumptions:

2009
Risk free interest rate	1.35%
Expected life	3.5 years
Expected volatility	61%
Expected dividend yield	0%

The risk-free interest rate was estimated using the interest rate on 3 year US treasury zero coupon issues.  The volatility was estimated using historical share price data.  The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date.   It is assumed that 95% of all options granted in 2009 will vest.

The following summarizes share option transactions related to the Frontline Scheme:

(in thousands except per share data)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2007	100.0	NOK 162.36
Granted	760.0	NOK 243.00
Exercised	(33.3)	NOK 135.90
Forfeited	(201.7)	NOK 198.49
Options outstanding as of December 31, 2008	625.0	NOK 208.78
Granted	663.0	NOK 145.00
Exercised	-	-
Forfeited	(7.0)	NOK 205.42
Cancelled	(618.0)	NOK 203.94
Options outstanding as of December 31, 2009	663.0	NOK 144.16
Granted	-	-
Exercised	(2.0)	NOK 131.65
Forfeited	(10.0)	NOK 133.71
Options outstanding as of December 31, 2010	651.0	NOK 131.65

Exercisable options as at:
December 31, 2010	219.0	NOK 131.65
December 31, 2009	Nil	Nil
December 31, 2008	Nil	Nil

The weighted average exercise price is adjusted for dividends in accordance with the terms of the plan. The remaining contractual term for the options outstanding and exercisable at December 31, 2010, 2009 and 2008, is 3.8 years, 4.8 years and 4.2 years, respectively.

The total fair value of share options vested in the years ended December 31, 2010, 2009 and 2008 was  $2.0 million,  $nil and  $nil, respectively.

The weighted average grant-date fair value of options granted during 2010 is  $nil (2009:  $9.92 per share, 2008:  $15.37). The weighted average modification-date fair value of options modified in 2010 is  $nil (2009:  $3.10, 2008:  $nil).

The intrinsic value of share options exercised in the years ended December 31, 2010, 2009 and 2008 was  $nil,  $nil and  $1.1 million, respectively.

As at December 31, 2010, the intrinsic value of both outstanding and exercisable share options was  $2.1 million (2009:  $1.9 million).

As of December 31, 2010, there was  $1.3 million (2009:  $3.2 million) in unrecognized compensation cost related to non-vested options granted under the Frontline Scheme.  The unrecognized compensation expense is recognized over a period of 1.8 years in accordance with vesting conditions. Compensation expense recognized in the years ended December 31, 2010, 2009 and 2008 was  $2.1 million,  $3.0 million and  $4.3 million, respectively.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS [Text Block]
23.  FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars or Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;
•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight contracts
During 2010, the Company entered into forward freight contracts for speculative purposes. As of December 31, 2010, the Company had 26 contracts outstanding (2009: nil). The Company incurred a loss on forward freight contracts of  $0.02 million in 2010 (2009: nil), which is included in "mark to market of derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2010 and 2009 are as follows:

	2010		2009
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	176,639	176,639	82,575	82,575
Restricted cash and investments	244,091	252,891	500,021	500,021
Marketable securities	51,481	51,481	62,920	62,920
Long-term investments	-	-	20,020	20,020
Floating rate debt and credit facilities	836,069	836,069	558,787	558,787
6.68% First Preferred Mortgage Serial Notes	-	-	1,200	1,200
8.52% First Preferred Mortgage Term Notes	-	-	10,884	11,036
7.84% to 8.04% First Preferred Mortgage Term Notes	303,289	291,368	313,711	301,403
4.5% Convertible bond	225,000	214,103	-	-

The above financial assets and liabilities are measured at fair value on a recurring basis as follows:

(in thousands of $)	2010 Fair Value	Level 1	Level 2	Level 3
Non-Derivatives:
Cash and cash equivalents	176,639	176,639	-	-
Restricted cash and investments	252,891	252,891	-	-
Marketable securities	51,481	51,481	-	-
Floating rate debt and credit facilities	836,069	836,069	-	-
7.84% to 8.04% First Preferred Mortgage Term Notes	291,368	108,819	182,549	-
4.5% Convertible bond	214,103	-	214,103	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents - the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments - the fair value at December 31, 2010 includes the market value adjustment received by the Company in March 2011.  This market value adjustment has not been recorgnized in 2010 and is, therefore, not included in the carrying value of restricted cash and investments.

Marketable securities – the fair values are based on quoted market prices.

Long term investments – the carrying value in the balance sheet approximates fair value.

U.S. dollar denominated floating rate debt - the carrying values in the balance sheet approximate their fair value since it bears variable interest rates, which are reset on a quarterly basis.

First preferred mortgage term notes - the estimated fair value of the 7.84% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820 "Fair Value Measurements and Disclosures"). The estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on quoted market prices (level one per ASC Topic 820).

Convertible bond - quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of the bonds is based on the market price on offer at the year end.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken ("SEB"), The Bank of New York, DnB Nor Bank ASA and Nordea Bank Norge ("Nordea"). There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea, Pacific Life, The Bank of New York and HSBC. However, the Company believes this risk is remote.

The majority of the vessels' gross earnings are receivable in U.S. dollars. During the year ended December 31, 2010, one customer accounted for more than 10% of our consolidated operating revenues (2009 and 2008: one customer).

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]
24.  RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and under a Charter Ancillary Agreement; Ship Finance is entitled to a share of 20% of the Company's earnings on these leased vessels. A summary of leasing transactions with Ship Finance during the years ended December 31, 2010, 2009 and 2008 is as follows:

(in thousands of $)	2010	2009	2008
Charterhire paid (principal and interest)	289,578	331,534	345,551
Payments received for termination of leases	2,435	2,386	43,510
Profit share expense	30,566	33,018	110,962
Remaining lease obligation	1,289,897	1,462,753	1,609,987

A summary of net amounts earned (incurred) from related parties excluding the Ship Finance lease related balances above for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of $)	2010	2009	2008
Seatankers Management Co. Ltd	1,092	1,126	1,175
Golar LNG Limited	1,310	156	17
Golar LNG Energy Limited	88	-	-
Ship Finance International Limited	2,490	2,347	3,430
Golden Ocean Group Limited	6,138	4,253	6,714
Geveran Trading Co Ltd	-	(405)	(366)
Bryggegata AS	(1,368)	(1,300)	(1,395)
Arcadia Petroleum Limited	34,211	42,264	64,784
Seadrill Limited	426	322	25
Seawell Limited	166	126	-
Deep Sea Supply Plc	132	32	-
Aktiv Kapital ASA	83	63	-
CalPetro Tankers (Bahamas I) Limited	47	45	43
Calpetro Tanker (Bahamas II) Limited	47	45	43
Calpetro Tankers (IOM) Limited	47	45	43

Net amounts earned from related parties comprise charterhire, office rental income and management, technical and commercial advisory, newbuilding supervision, corporate and administrative service income and interest income. Net expenses paid to related parties comprise primarily of rental for office space.

A summary of balances with related parties as at December 31, 2010 and 2009 is as follows:

(in thousands of $)	2010	2009
Receivables
Ship Finance International Limited	1,947	26,944
Seatankers Management Co. Ltd	-	214
Seawell Ltd	51	-
Golar LNG Limited	404	247
Golar LNG Energy Limited	11	-
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,075	1,119
Seadrill Limited	109	160
CalPetro Tankers (Bahamas I) Limited	20	11
CalPetro Tankers (Bahamas II) Limited	20	11
CalPetro Tankers (IOM) Limited	20	11
Deep Sea Supply Plc	2	2
Arcadia Petroleum Limited	3,553	11
	7,225	28,743

(in thousands of $)	2010	2009
Payables
Ship Finance International Limited	(31,448)	(33,158)
Seatankers Management Co. Ltd	(676)	(96)
Golar LNG Limited	(97)	(519)
Golden Ocean Group Limited	(1,057)	(30)
	(33,278)	(33,803)

Receivables and payables with related parties comprise unpaid management, technical advisory, newbuilding supervision, administrative service and rental charges and charterhire payments.  In addition, certain payables and receivables arise when the Company pays an invoice on behalf of a related party and vice versa.  The payable with Ship Finance also includes unpaid profit share due to Ship Finance. Receivables and payables with related parties are generally settled quarterly in arrears with the exception of profit share due to Ship Finance which is settled annually.

Ship Finance International Limited, Golar LNG Limited, Golar LNG Energy Limited, Northern Offshore Ltd, Seadrill Limited, Bryggegata AS, Golden Ocean Group Limited, Arcadia Petroleum Limited ("Arcadia"), Geveran Trading Co Ltd ("Geveran"), Deep Sea Supply Plc ("Deep Sea"), Aktiv Kapital ASA, Seawell Limited ("Seawell"), and Seatankers Management Co. Ltd are each subject to the significant influence or indirect control of John Fredriksen. CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited and CalPetro Tankers (IOM) Limited are equity accounted.

During 2008, the Company engaged in the trading of forward freight agreement trading through Arcadia, a related party, for which Arcadia was paid commission on each trade. The total amount of commissions paid to Arcadia in 2008 was  $12,500. The Company did not engage in forward freight agreement trading in 2009 and 2010. In addition, the Company earned freights on chartering vessels to Arcadia in the amount of  $33.9 million (2009:  $42.5 million).

Effective February 5, 2010, Vista International Finance Inc, a wholly owned subsidiary of the Company purchased the VLCC, Front Vista, from Ship Finance for  $58.5 million. The Front Vista had been chartered in by the Company. Due to the termination of the charter, a compensation fee of  $0.4 million was paid to Ship Finance.

In March 2010, the Company made certain amendments to the charter agreements with Ship Finance relating to 31 double hull crude oil tankers and OBOs, which resulted in our restricted cash deposits being reduced in exchange for a guarantee from us for the payment of charterhire. Withdrawals from these restricted cash deposits will be prohibited. Restricted cash deposits held in respect of the Ship Finance charter reserves decreased by  $111.7 million resulting from amendments to the charter agreements and  $10.6 million due to reserves no longer required for two vessels. We also made an advance payment of charterhire less operating expenses of  $72.8 million covering part of the payments due to Ship Finance over the six months from March 2010.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of  $2.9 million.

In August 2010, Frontline sold 25% of SeaTeam Singapore Pte Limited to Golden Ocean Group Limited for  $0.1 million and recognized a gain on sale of  $0.2 million in the statement of equity. In addition SeaTeam Singapore Pte Limited received a loan of  $0.5 million from Golden Ocean Group Limited, which is repayable over a term of five years and bears interest at 2.5% per annum.

In March 2009, a wholly owned subsidiary of the Company and Ship Finance amended their charter ancillary agreement whereby the charter service reserve totaling  $26.5 million relating to vessels on charter from Ship Finance may be in the form of a loan to Ship Finance. In March 2009, a loan in the amount of  $26.5 million was drawn down by Ship Finance. The loan bore interest at LIBOR plus a margin and was repaid in 2010.

Geveran acted as a guarantor for two loan facilities taken out by ITCL that expired in July and August 2009. Geveran received an annual fee of 2% of the drawndown facility for acting as guarantor. Both of these facilities were refinanced by ITCL during 2010, with the Company acting as guarantor.

DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2010
DISPOSAL OF ASSETS [Abstract]
DISPOSAL OF ASSETS [Text Block]
25.      DISPOSAL OF ASSETS

In January 2008, Ship Finance sold the single hull vessel Front Maple to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of  $16.7 million and recorded a net gain of  $17.1 million as a gain on sale of assets.

On March 6, 2008 the Company completed the partial non pro-rata spin off of its subsidiary ITCL and distributed 17.53% of ITCL to the Company's shareholders.  The spin-off resulted in a gain on disposal of  $18.0 million which has been recorded within "other non-operating items, net".

In May 2008, Ship Finance sold the single hull vessel Front Sabang to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of  $26.8 million and recorded a net gain of  $24.8 million as a gain on sale of assets.

In September 2009, Ship Finance sold the single hull vessel Front Duchess to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of  $2.4 million and recorded a net gain of  $3.1 million as a gain on sale of assets.

In February 2010, a wholly owned subsidiary of the Company purchased the VLCC, Front Vista, from Ship Finance for  $58.5 million. The Front Vista had been chartered in by the Company. Due to the termination of the charter, a compensation fee of  $0.4 million was paid to Ship Finance. In March 2010, the Company sold the Front Vista. The sale price of  $60.0 million will be settled in the payment of instalments over a 10 year period and the transaction has been recorded as an investment in a sales type lease.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of  $2.9 million.

In April 2010, Calpetro BIII, a subsidiary of the Company sold the Front Voyager for  $8.3 million and recognized a net gain of  $0.1 million.

NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2010
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS [Abstract]
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS [Text Block]
26.      NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS

In August 2010, the Company sold 25% of SeaTeam Singapore Pte Limited to Golden Ocean Group Limited for  $0.1 million and recognized a gain on sale of  $0.2 million in the statement of equity.

The Company accounts for pro-rata distributions to owners in a spin-off at the book value of shares distributed and accounts for non pro-rata distributions to owners in a spin-off at the fair value of shares distributed.

In February 2008, as part of the Company's planned spin-off of its investment in its Bermuda subsidiary ITCL to the Company's shareholders, the Company's Board of Directors declared a special dividend-in-kind of 17.53% of the Company's investment in ITCL with the distribution date being March 6, 2008. Qualifying shareholders received one share in ITCL for every five shares held in the Company. Non qualifying shareholders received a cash equivalent of  $0.34 per Frontline share held totaling a cash dividend of  $14.0 million representing 8.5% of the fair value of ITCL on the date of distribution.  The value of the non-cash dividend was established as  $11.4 million, representing 9.0% of the fair value of ITCL on the date of distribution. Fair value was established by using the average price of ITCL shares over the first five trading days after the shares were listed on the Norwegian OTC market. As of December 31, 2010 and 2009 the Company owned 82.47% of ITCL.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
27.      COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

As of December 31, 2010, the Company had nine vessels that were sold by the Company at various times during the period from November 1998 to December 31, 2003, and leased back on charters that have initial periods ranging from eight to twelve and a half years including options on the lessor's side to extend the charters for periods that range up to five years. Five of these charters are accounted for as capital leases and four are accounted for as operating leases. The Company has purchase options at certain specified dates and the lessor has options to put the vessels on the Company at the end of the lease terms for six of these vessels. The total amount that the Company would be required to pay under these put options with respect to the operating lease is  $9.5 million.

As of December 31, 2010, Chevron charters three vessels on long-term bareboat charters and holds options to purchase each vessel for  $1 on April 1, 2015.

As of December 31, 2010, the Company had contracts for the construction of five VLCC newbuildings scheduled for delivery in 2012 and 2013 and two Suezmax newbuildings scheduled for delivery in 2013. As of December 31, 2010, the Company was committed to make further installments of  $451.4 million as follows:

(in thousands of $)
Year ending December 31,
2011	106,868
2012	168,859
2013	175,689
451,416

In January 2008, Golden President Shipping Corporation, a 100% subsidiary of Golden Ocean Group Limited ("Golden Ocean"),  had a full and final win in the court case against Bocimar N.V. on the Channel Alliance Time Charter Party and was awarded  $14.7 million plus interest thereon. This amount was originally guaranteed by Frontline to Golden Ocean in connection with the spin-off in December 2004, and was later paid to Golden Ocean as it became due according to the charter party.  The settlement paid during the year from Bocimar N.V. was therefore due and paid to Frontline. Proceeds received of  $16.6 million were recognized in 2008 in "other non-operating items, net".

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition.

SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2010
SUPPLEMENTAL INFORMATION [Abstract]
SUPPLEMENTAL INFORMATION [Text Block]	28. SUPPLEMENTAL INFORMATION

Non-cash investing and financing activities include the following:
(in thousands of $)	2010	2009	2008
Dividends in kind:
Spin-off of ITCL	-	-	11,475

POOL REVENUES	12 Months Ended
Dec. 31, 2010
POOL REVENUES [Abstract]
POOL REVENUES [Text Block]
29.      POOL REVENUES

Voyage charter revenues include pool revenues. Certain pools are responsible for paying voyage expenses and distribute net pool revenues to the participants while other pools require the participants to pay and account for voyage expenses, and distribute gross pool revenues to the participants such that the participants' resulting net pool revenues are equal to net pool revenues calculated according to the agreed formula. An analysis of the Company's pool revenues included within voyage revenues is as follows:

(in thousands of $)	2010	2009	2008
Pool earnings allocated on a gross basis	-	-	373
Pool earnings allocated on a net basis	125,561	120,904	-
	125,561	120,904	373

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
30.      SUBSEQUENT EVENTS

In January 2011, the Company sold its 2006-built VLCC Front Shanghai. The net sale proceeds were  $91.2 million and after repayment of debt the sale generated  $31.5 million in cash. The Company has, in connection with the sale, agreed to charter back the vessel from the new owner. The duration of the time charter is approximately two years at a rate of  $35,000 per day. Delivery to the new owners took place on January 26, 2011.

In January 2011, the Company received  $3.6 million being the market value adjustment to a guaranteed investment contract for which termination notice was given by the Company in December 2010. This amount was recorded in 2010 in accordance with the terms of the contract.

In January and February 2011, the Company sold all its shares in OSG for  $46.5 million. The Company expects to record a loss of  $3.3 million in the first quarter of 2011.

In February 2011, the Company agreed with Ship Finance to terminate the long term charter parties between the companies for the two single hull VLCCs Ticen Sun and Front Ace and Ship Finance simultaneously sold the vessels. The termination of the charter parties took place in February 2011 and March 2011, respectively, and Ship Finance made a compensation payment to the Company of approximately  $5.8 million for the early termination of the charter parties.

In February 2011, the Company's Board of Directors declared a dividend of  $0.10 per share, which was paid on March 23, 2011.

In March 2011, the Company received  $8.8 million being the market value adjustment to a guaranteed investment contract for which termination notice was given by the Company in February 2011. This amount will be recorded in the first quarter of 2011 in accordance with the terms of the contract.

In March 2011, the Company exercised its option to acquire the 2002-built VLCC Front Eagle and sold the vessel to an unrelated third party for  $67.0 million. The Company has, in connection with the sale, agreed to charter back the vessel from the new owner. The duration of the time charter is approximately two years at a rate of  $32,500 per day. Delivery to the new owners and commencement of the time charter is expected to take place concurrently in the second quarter of 2011.

In April 2011, the Company agreed with Ship Finance to terminate the long term charter party between the companies for the OBO vessel Front Leader and Ship Finance simultaneously sold the vessel. The termination of the charter party is expected to take place in the second quarter of 2011 and the Company expects to make a compensation payment to Ship Finance of approximately  $7.7 million for the early termination of the charter party.